Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net [Abstract]
2018	$ 211,566
2019	210,830
2020	210,830
2021	210,517
2022	210,382
Thereafter	8,824,469
Intangible assets, net	$ 9,878,594	$ 9,447,486